Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2019

Shares		Security Description	Fair Value
		COMMON STOCKS 98.4%
		COMMUNICATION SERVICES 8.1%
183,900		Alphabet Inc (a)	$215,771,709
1,238,200		Walt Disney Co/The	137,477,346
			353,249,055
		CONSUMER DISCRETIONARY 1.1%
242,100		Gentherm Inc (a)	8,923,806
80,000		Home Depot Inc/The	15,351,200
310,000		Target Corp	24,880,600
			49,155,606
		CONSUMER STAPLES 5.2%
1,440,000		General Mills Inc	74,520,000
3,420,000		Hormel Foods Corp	153,079,200
			227,599,200
		ENERGY 1.7%
255,000		Core Laboratories NV (c)	17,577,150
1,315,000		Schlumberger Ltd (c)	57,294,550
			74,871,700
		FINANCIALS 11.7%
800,000		American Express Co	87,440,000
1,170,000		Associated Banc-Corp	24,979,500
660,000		Charles Schwab Corp/The	28,221,600
1,250,000		Great Western Bancorp Inc	39,487,500
1,720,000		Principal Financial Group Inc	86,326,800
4,025,000		US Bancorp/MN	193,964,750
1,030,000		Wells Fargo & Co	49,769,600
			510,189,750
		HEALTH CARE 23.0%
1,660,000		Abbott Laboratories	132,700,400
255,000		Baxter International Inc	20,734,050
680,000		Bio-Techne Corp	135,014,000
155,527		Elanco Animal Health Inc (a)	4,987,751
219,031		Eli Lilly & Co	28,421,462
1,180,000		Johnson & Johnson	164,952,200
1,765,000		Medtronic PLC (e)	160,756,200
1,460,000		Pfizer Inc	62,006,200
3,480,000		Roche Holding AG (d)	119,677,200
352,700		UnitedHealth Group Inc	87,208,602
690,000		Zimmer Holdings Inc	88,113,000
			1,004,571,065
		INDUSTRIALS 26.3%
925,000		3M Co	192,196,500
1,129,600		CH Robinson Worldwide Inc	98,263,904
2,920,000		Donaldson Co Inc	146,175,200
1,780,000		Fastenal Co	114,471,800
345,000		Generac Holdings Inc (a)	17,674,350
2,690,000		Graco Inc	133,208,800
823,200		Honeywell International Inc	130,822,944
1,220,000		nVent Electric PLC (c)	32,915,600
740,000		Pentair PLC (c)	32,937,400
108,000		Proto Labs Inc (a)	11,355,120
130,000		Snap-on Inc	20,347,600
810,000		Tennant Co	50,292,900
1,800,000		Toro Co/The	123,912,000
385,000		United Parcel Service Inc, Class B	43,019,900
			1,147,594,018

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2019

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 11.7%
381,500		Badger Meter Inc	$21,226,660
1,290,000		Corning Inc	42,699,000
20,000		Cray Inc (a)	521,000
1,375,000		Fiserv Inc (a)	121,385,000
236,500		Littelfuse Inc	43,156,520
1,070,000		Microsoft Corp	126,195,800
117,500		Motorola Solutions Inc	16,499,350
220,000		NVE Corp	21,535,800
855,000		QUALCOMM Inc	48,760,650
451,000		Visa Inc	70,441,690
			512,421,470
		MATERIALS 7.9%
970,000		Bemis Co Inc	53,815,600
1,120,000		Ecolab Inc	197,724,800
1,670,000		HB Fuller Co	81,228,800
25,000		Sherwin-Williams Co/The	10,767,750
			343,536,950
		REAL ESTATE 1.7%
688,400		CoreSite Realty Corp	73,672,568

		TOTAL COMMON STOCKS	$4,296,861,382
		(cost $2,266,274,463)

		SHORT-TERM INVESTMENTS 1.4%
59,505,705		First American Government Obligations Fund, Class X, 2.361x% (b)	$59,505,705
		(cost $59,505,705)

		TOTAL INVESTMENTS 99.8%	$4,356,367,087
		(cost $2,325,780,168)

		OTHER ASSETS AND LIABILITIES (NET) 0.2%	9,979,279

		TOTAL NET ASSETS 100.0%	$4,366,346,366

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
	(c)	Foreign security denominated in U.S. dollars. As of March 31, 2019, these securities represented $140,724,700 or 3.2% of total net assets.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc.(the “Adviser”) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)                                                                                                                                                                                                                                                                      March 31, 2019

The Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)                                                                                                                                                                                                                                                  March 31, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2019:

Growth Fund
Level 1*	$4,356,367,087
Level 2	-
Level 3	-
Total	$4,356,367,087

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Growth Fund
Cost of investments	$2,286,817,273
Gross unrealized appreciation	$1,762,357,502
Gross unrealized depreciation	(119,716,002)
Net unrealized appreciation	$1,642,641,500
Undistributed ordinary income	$627,423
Undistributed long-term capital gains	33,378,508
Total distributable earnings	$34,005,931
Other accumulated earnings	-
Total accumulated earnings	$1,676,647,431